CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 241	$ 4,231
Investment in marketable securities	822	540
Accounts receivable	702	586
Accrued unbilled revenues	469	373
Natural gas and coal inventory	209	139
Materials and supplies	263	200
Taxes receivable	106	0
Current assets held for sale	1,002	875
Prepaid expense and other current assets	123	164
Total current assets	3,937	7,108
Property, Plant and Equipment, net	20,624	14,023
Other Assets:
Goodwill	4,882	757
Regulatory assets	2,117	1,967
Investment in unconsolidated affiliates	2,408	2,482
Preferred units - unconsolidated affiliate	363	363
Non-current assets held for sale	962	234
Other	236	159
Total other assets	10,968	5,962
Total Assets	35,529	27,093
Current Liabilities:
Current portion of VIE Securitization Bonds long-term debt	231	458
Indexed debt, net	19	24
Current portion of other long-term debt	618	0
Indexed debt securities derivative	893	601
Accounts payable	884	761
Taxes accrued	239	204
Interest accrued	158	121
Dividends accrued	0	187
Contract with Customer, Liability, Current	124	84
Non-trading derivative liabilities	7	24
Current liabilities held for sale	455	683
Other	350	238
Total current liabilities	3,978	3,385
Other Liabilities:
Deferred income taxes, net	3,928	3,239
Non-trading derivative liabilities	15	0
Benefit obligations	750	793
Regulatory liabilities	3,474	2,525
Non-current liabilities held for sale	43	8
Other	738	403
Total other liabilities	8,948	6,968
Long-term Debt:
VIE Securitization Bonds, net	746	977
Other long-term debt, net	13,498	7,705
Total long-term debt, net	14,244	8,682
Commitments and Contingencies (Note 16)
Shareholders’ Equity:
Cumulative preferred stock, $0.01 par value, 20,000,000 shares authorized	0	0
Common stock	5	5
Additional paid-in capital	6,080	6,072
Retained earnings	632	349
Accumulated other comprehensive income (loss)	(98)	(108)
Total shareholders’ equity	8,359	8,058
Total Liabilities and Shareholders’ Equity	35,529	27,093
CenterPoint Energy Houston Electric, LLC
Current Assets:
Cash and cash equivalents	216	335
Accounts and notes receivable, net	238	283
Accounts and notes receivable—affiliated companies	523	20
Accrued unbilled revenues	117	110
Materials and supplies	147	135
Taxes receivable	0	5
Prepaid expense and other current assets	49	61
Total current assets	1,290	949
Property, Plant and Equipment, net	9,032	8,402
Other Assets:
Regulatory assets	915	1,124
Other	25	32
Total other assets	940	1,156
Total Assets	11,262	10,507
Current Liabilities:
Current portion of VIE Securitization Bonds long-term debt	231	458
Accounts payable	268	262
Accounts and notes payable—affiliated companies	76	78
Taxes accrued	123	115
Interest accrued	69	64
Non-trading derivative liabilities	0	24
Other	63	89
Total current liabilities	830	1,090
Other Liabilities:
Deferred income taxes, net	1,030	1,023
Benefit obligations	75	91
Regulatory liabilities	1,288	1,298
Other	69	65
Total other liabilities	2,462	2,477
Long-term Debt:
VIE Securitization Bonds, net	746	977
Other long-term debt, net	3,973	3,281
Total long-term debt, net	4,719	4,258
Commitments and Contingencies (Note 16)
Shareholders’ Equity:
Common stock	0	0
Additional paid-in capital	2,486	1,896
Retained earnings	780	800
Accumulated other comprehensive income (loss)	(15)	(14)
Total shareholders’ equity	3,251	2,682
Total Liabilities and Shareholders’ Equity	11,262	10,507
CenterPoint Energy Resources Corp.
Current Assets:
Cash and cash equivalents	2	14
Accounts receivable	322	290
Accounts and notes receivable—affiliated companies	10	120
Accrued unbilled revenues	249	263
Natural gas and coal inventory	135	139
Materials and supplies	71	65
Current assets held for sale	691	875
Prepaid expense and other current assets	9	87
Total current assets	1,489	1,853
Property, Plant and Equipment, net	5,809	5,205
Other Assets:
Goodwill	757	757
Regulatory assets	191	181
Non-current assets held for sale	213	234
Other	53	67
Total other assets	1,214	1,239
Total Assets	8,512	8,297
Current Liabilities:
Accounts payable	333	380
Accounts and notes payable—affiliated companies	47	48
Taxes accrued	84	82
Interest accrued	38	38
Contract with Customer, Liability, Current	74	72
Current liabilities held for sale	368	683
Other	167	120
Total current liabilities	1,111	1,423
Other Liabilities:
Deferred income taxes, net	470	406
Benefit obligations	80	90
Regulatory liabilities	1,219	1,227
Non-current liabilities held for sale	27	8
Other	418	329
Total other liabilities	2,214	2,060
Long-term Debt:
Total long-term debt, net	2,546	2,371
Commitments and Contingencies (Note 16)
Shareholders’ Equity:
Common stock	0	0
Additional paid-in capital	2,116	2,015
Retained earnings	515	423
Accumulated other comprehensive income (loss)	10	5
Total shareholders’ equity	2,641	2,443
Total Liabilities and Shareholders’ Equity	8,512	8,297
Series A Preferred Stock [Member]
Shareholders’ Equity:
Preferred Stock	790	790
Series B Preferred Stock [Member]
Shareholders’ Equity:
Preferred Stock	$ 950	$ 950